Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease receivables	$ 7,328	$ 7,239
Unguaranteed residual values accruing to the lessor’s benefit	911	1,082
Total net investment in sales-type and direct financing leases	$ 8,239	$ 8,321